RELATED PARTY TRANSACTIONS - Schedule of Fees Incurred with Related Parties (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Frontline
Related Party Transaction [Line Items]
Vessel Management Fees	$ 2,059	$ 2,199	$ 2,296
Newbuilding Supervision Fees	0	933	1,514
Commissions and Brokerage	0	0	280
Administration Services Fees	22	12	11
Golden Ocean
Related Party Transaction [Line Items]
Vessel Management Fees	3,976	20,496	20,440
Commissions and Brokerage	34	186	123
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	765	166	304
Front Ocean
Related Party Transaction [Line Items]
Administration Services Fees	552	698	597
Seatankers
Related Party Transaction [Line Items]
Office facilities	20	16	(10)
Front Ocean Management AS
Related Party Transaction [Line Items]
Office facilities	487	298	310
Frontline
Related Party Transaction [Line Items]
Office facilities	114	150	177
Golden Ocean Shipping Co Pte. Ltd
Related Party Transaction [Line Items]
Office facilities	23	84	79
NorAm Drilling AS
Related Party Transaction [Line Items]
Office facilities	(11)	(18)	(13)
Sloane Square Capital
Related Party Transaction [Line Items]
Office facilities	$ 0	$ 1	$ 0